ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities
		As of December 31,
		2016	2017

Payables to third-party sellers	(i)	899,950	2,991,928
Accrued payroll and welfare		1,910,519	2,839,109
Provision for loyalty program		2,752,151	1,549,962
Payables for professional fees		1,261,405	784,464
Other tax payable		238,377	352,629
Accrued marketing expenses		1,555,524	329,002
Uncertain tax positions		146,368	258,532
Payables for rental fee		164,234	37,733
Others		104,730	148,901
		9,033,258	9,292,260

(i)
In connection with the online platform services, payable to third-party sellers represented the total amounts received from third-party purchasers on behalf of third-party sellers through the Group’s online platform in a period less than one week without any charges.